Accumulated Other Comprehensive Income (Loss) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2012
Accumulated Other Comprehensive Income Loss [Line Items]
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	$ (2,409)	$ 823	$ (2,056)
Balances - Beginning of Period	(587)	(1,410)	646
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	(2,426)
Reclassification From Accumulated Other Comprehensive Income Current Period Net of Tax	17
Balances - End of Period	(2,996)	(587)	(1,410)
Currency Translation And Other [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent		853	(2,032)
Balances - Beginning of Period	47	(806)	1,226
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	(2,769)
Reclassification From Accumulated Other Comprehensive Income Current Period Net of Tax	0
Balances - End of Period	(2,722)	47	(806)
Derivative Instruments [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent		136	(67)
Balances - Beginning of Period	129	(7)	60
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	194
Reclassification From Accumulated Other Comprehensive Income Current Period Net of Tax	13
Balances - End of Period	336	129	(7)
Minimum Pension Liability [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent		(166)	43
Balances - Beginning of Period	(763)	(597)	(640)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	149
Reclassification From Accumulated Other Comprehensive Income Current Period Net of Tax	4
Balances - End of Period	$ (610)	$ (763)	$ (597)